UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
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            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III       New York, New York      August 14, 2008
-----------------------------      -------------------      ----------------
        [Signature]                   [City, State]             [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          38
                                               -------------

Form 13F Information Table Value Total:         $979,182
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                      13F File Number                Name

NONE



















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

                                                FORM 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2      COLUMN3    COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
                                                                                                                       VOTING
                                                                       SHRS OR  SH/  PUT/  INVESTMENT    OTHER        AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    VALUE(x$1000) PRN AMT  PRN  CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE


ABB LTD                        SPONSORED ADR  000375204   19,133       675,600  SH         SOLE                    675,600

AGL RES INC                    COM            001204106    6,446       186,403  SH         SOLE                    186,403

ALPHA NATURAL RESOURCES INC    COM            02076X102   42,744       409,866  SH         SOLE                    409,866

CENTRAL VT PUB SVC CORP        COM            155771108    3,035       156,696  SH         SOLE                    156,696

CMS ENERGY CORP                COM            125896100   40,373     2,709,582  SH         SOLE                  2,709,582

CONSOL ENERGY INC              COM            20854P109   14,742       131,186  SH         SOLE                    131,186

CONSTELLATION ENERGY GROUP I   COM            210371100   48,187       586,926  SH         SOLE                    586,926

DRYSHIPS INC                   SHS            Y2109Q101    1,924        24,000  SH         SOLE                     24,000

DYNEGY INC DEL                 CL A           26817G102    2,616       306,000  SH         SOLE                    306,000

ENERGEN CORP                   COM            29265N108   19,431       249,021  SH         SOLE                    249,021

ENERGYSOUTH INC                COM            292970100    3,183        64,872  SH         SOLE                     64,872

EXELON CORP                    COM            30161N101   46,106       512,520  SH         SOLE                    512,520

EXTERRAN HLDGS INC             COM            30225X103    3,868        54,100  SH         SOLE                     54,100

FIRST SOLAR INC                COM            336433107   18,356        67,282  SH         SOLE                     67,282

FLUOR CORP NEW                 COM            343412102   18,608       100,000  SH         SOLE                    100,000

FPL GROUP INC                  COM            302571104   50,478       769,712  SH         SOLE                    769,712

JAMES RIVER COAL CO            COM NEW        470355207   10,489       178,721  SH         SOLE                    178,721

KBR INC                        COM            48242W106    6,043       173,100  SH         SOLE                    173,100

MASSEY ENERGY CORP             COM            576206106   10,556       112,600  SH         SOLE                    112,600

NORFOLK SOUTHERN CORP          COM            655844108   26,528       423,300  SH         SOLE                    423,300

NORTH AMERN ENERGY PARTNERS    COM            656844107   17,030       785,500  SH         SOLE                    785,500

NORTHEAST UTILS                COM            664397106   21,134       827,794  SH         SOLE                    827,794

NRG ENERGY INC                 COM NEW        629377508   72,150     1,681,827  SH         SOLE                  1,681,827
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

PORTLAND GEN ELEC CO           COM NEW        736508847   17,069       757,931  SH         SOLE                    757,931

PPL CORP                       COM            69351T106   22,387       428,287  SH         SOLE                    428,287

QUANTA SVCS INC                COM            74762E102   24,836       746,490  SH         SOLE                    746,490

QUESTAR CORP                   COM            748356102  101,719     1,431,861  SH         SOLE                  1,431,861

ROPER INDS INC NEW             COM            776696106   10,541       160,000  SH         SOLE                    160,000

SEMPRA ENERGY                  COM            816851109   85,008     1,505,913  SH         SOLE                  1,505,913

SPX CORP                       COM            784635104   25,870       196,390  SH         SOLE                    196,390

SUNPOWER CORP                  COM CL A       867652109    2,159        30,000  SH         SOLE                     30,000

TRINITY INDS INC               COM            896522109    1,950        56,200  SH         SOLE                     56,200

TSAKOS ENERGY NAVIGATION LTD   SHS            G9108L108    6,665       179,739  SH         SOLE                    179,739

UNION PAC CORP                 COM            907818108   36,052       477,510  SH         SOLE                    477,510

URS CORP NEW                   COM            903236107   34,180       814,400  SH         SOLE                    814,400

WALTER INDS INC                COM            93317Q105   11,053       101,619  SH         SOLE                    101,619

WILLIAMS COS INC DEL           COM            969457100   64,196     1,592,573  SH         SOLE                  1,592,573

WISCONSIN ENERGY CORP          COM            976657106   32,337       715,096  SH         SOLE                    715,096
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